RELATED-PARTY BALANCES AND TRANSACTIONS - Amounts due from related parties (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
RELATED-PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties	$ 11,338	$ 8,322
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related party	Related party
Related party | TMC (trade nature)
RELATED-PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties	$ 7	$ 5
Related party | Sinotrans (trade nature)
RELATED-PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties	10,153	$ 8,317
Related party | Zhuifeng Intelligent (trade nature)
RELATED-PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties	$ 1,178